Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to the Annual Report on Form 20-F of EUDA Health Holdings Limited, a British Virgin Islands exempt company, for the year ended December 31, 2024, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 29, 2025 (the “Original Filing”), is being filed solely for the purpose of amending and restating page F-1 of the Original Filing. This Amendment No. 1 consists solely of the cover page, this explanatory note, page F-1 and the Signature Page. Except as described above, no other information included in the Original Filing is being amended or updated by this Amendment No. 1 and, other than as described herein, this Amendment No. 1 does not purport to reflect any information or events subsequent to the Original Filing. This Amendment No. 1 continues to describe the conditions as of the date of the Original Filing and, except as expressly contained herein, we have not updated, modified or supplemented the disclosures contained in the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and with our filings with the SEC subsequent to the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40678
Entity Registrant Name	EUDA HEALTH HOLDINGS LIMITED
Entity Central Index Key	0001847846
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	60 Kaki Bukit Place, #03-01
Entity Address, City or Town	Eunos Techpark
Entity Address, Country	SG
Entity Address, Postal Zip Code	415979
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	true
Entity Common Stock, Shares Outstanding	37,153,049
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of EUDA Health Holdings Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, the related consolidated statements of operations and comprehensive income, shareholders’ deficit, and cash flows for the year ended December 31, 2024, and the related notes to the consolidated financial statements and schedule (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

We also have audited the adjustments described in Note 21 that were applied to the 2023 financial statements to retrospectively reflect the Company’s adoption of Accounting Standards Update issued on November 27, 2023 relating to segment reporting (ASC 280), In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the 2023 financial statements of the Company other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the 2023 financial statements taken as a whole.

Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	EUDA
Security Exchange Name	NASDAQ
Redeemable Warrants
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	EUDAW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	60 Kaki Bukit Place, #03-01
Entity Address, City or Town	Eunos Techpark
Entity Address, Country	SG
Entity Address, Postal Zip Code	415979
City Area Code	+65
Local Phone Number	6327 1110
Contact Personnel Name	Alfred Lim
Contact Personnel Email Address	alfred.lim@euda.com